UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Thomas J. Herzfeld Advisors, Inc.
Address:  119 Washington Ave, Suite 504
          Miami Beach, FL 33139

Form 13F File Number:  028-14375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas J. Herzfeld
Title:    President
Phone:    (305) 271-1900

Signature, Place, and Date of Signing:

    /s/ Thomas J. Herzfeld               Miami, FL                May 14, 2012
    ----------------------               ---------                ------------
         [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          225
                                         -----------

Form 13F Information Table Value Total:  $   115,816
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------------- --------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER               CLASS        CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------- --------------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
Adams Express                   common stock    006212104       2,716     247,379                                247,379
Alliance Bernstein Income Fund  common stock    01881E101         254      31,000                                 31,000
Alpine Global Premier
  Properties Fund               common stock    02083A103         466      71,661                                 71,661
Alpine Total Dynamic Dividend
  Fund                          common stock    021060108         194      41,000                                 41,000
American Select Portfolio       common stock    029570108         167      15,998                                 15,998
American Strategic Income
  Portfolio                     common stock    030098107          46       3,900                                  3,900
American Strategic Income
  Portfolio II                  common stock    030099105         904     108,920                                108,920
American Strategic Income
  Portfolio III                 common stock    03009T101         967     138,200                                138,200
ASA Gold and Precious Metals    common stock    G3156P103         180       7,000                                  7,000
Asia Pacific Fund               common stock    044901106          11       1,000                                  1,000
Asia Tigers Fund                common stock    04516T105          18       1,356                                  1,356
Bancroft Fund                   common stock    059695106         481      28,834                                 28,834
BlackRock Build America Bond
  Trust                         common stock    09248X100         217      10,101                                 10,101
BlackRock Credit Allocation
  Income Trust II               common stock    09255H105         860      81,800                                 81,800
BlackRock Credit Allocation
  Income Trust III              common stock    09249V103         485      43,200                                 43,200
BlackRock Credit Allocation
  Income Trust IV               common stock    092508100       1,215      92,944                                 92,944
BlackRock Enhanced Dividend
  Achievers Trust               common stock    09251A104         739      98,515                                 98,515
BlackRock Income Trust          common stock    09247F100         440      59,267                                 59,267
BlackRock International Growth
  & Income Trust                common stock    092524107          16       2,000                                  2,000
BlackRock MuniYield California
  Insured Fund                  common stock    09254N103         147       9,900                                  9,900
Boulder Growth and Income Fund  common stock    101507101         355      56,545                                 56,545
Boulder Total Return Fund       common stock    101541100         227      36,215                                 36,215
Brantley Capital                common stock    105494108          14      59,109                                 59,109
Calamos Global Dynamic Income
  Fund                          common stock    12811L107          70       7,944                                  7,944
Calamos Strategic Total Return
  Fund                          common stock    128125101       1,319     131,853                                131,853
Central Europe and Russia Fund  common stock    153436100         254       7,245                                  7,245
Central Securities              common stock    155123102       1,107      50,035                                 50,035
Clough Global Allocation Fund   common stock    18913Y103         259      18,601                                 18,601
Clough Global Equity Fund       common stock    18914C100       1,188      76,486                                 76,486
Clough Global Opportunities
  Fund                          common stock    18914E106       1,237     104,985                                104,985
Cohen & Steers Global Income
  Builder                       common stock    19248M103          58       5,400                                  5,400
Cohen & Steers Select Utility
  Fund                          common stock    19248A109         876      52,744                                 52,744
Cornerstone Strategic Value
  Fund                          common stock    21924B203          10       1,293                                  1,293
Cornerstone Total Return Fund   common stock    21924U201           2         300                                    300
Cutwater Select Income Fund     common stock    232229104         499      25,300                                 25,300
Delaware Investments CO
  Insured Municipal Income      common stock    246101109          58       4,000                                  4,000
Delaware Investments Minnesota
  Municipal Income II           common stock    24610V103         140       9,814                                  9,814
Diamond Hill Financial Trends
  Fund                          common stock    25264C101         110      10,222                                 10,222
Dividend & Income Fund          common stock    25538A105          51      14,050                                 14,050
DWS Global High Income          common stock    23338W104          53       6,600                                  6,600
Eagle Capital Growth Fund       common stock    269451100          30       4,500                                  4,500
Eaton Vance Tax-Managed Global
  Buy-Write Opp. Fund           common stock    27829C105         730      66,166                                 66,166
Eaton Vance Enhanced Equity
  Income Fund                   common stock    278274105         193      17,422                                 17,422
Eaton Vance Enhanced Equity
  Income Fund II                common stock    278277108         133      12,180                                 12,180
Eaton Vance Risk-Managed
  Diversified Equity Income
  Fund                          common stock    27829G106       4,214     397,901                                397,901
Eaton Vance Tax Advantage Bond
  and Option Strategies         common stock    27829M103         510      30,177                                 30,177
Eaton Vance Tax Advantaged
  Global Dividend Opportunity
  Fund                          common stock    27828U106         135       6,911                                  6,911
Eaton Vance Tax-Managed
  Buy-Write Income Fund         common stock    27828X100         137      10,000                                 10,000
Eaton Vance Tax-Managed
  Buy-Write Opportunities Fund  common stock    27828Y108         214      16,500                                 16,500
Eaton Vance Tax-Managed
  Diversified Equity Income
  Fund                          common stock    27828N102       2,154     226,020                                226,020
Eaton Vance Tax-Managed Global
  Diversified Equity Income
  Fund                          common stock    27829F108       3,501     392,943                                392,943
Aberdeen Emerging Markets
  Telecommunications Fund       common stock    00301T102          66       3,400                                  3,400
Engex                           common stock    292851102          36      13,097                                 13,097
Enzo Biochem                    common stock    294100102           8       3,000                                  3,000
Equus Total Return              common stock    294766100         342     150,631                                150,631
European Equity Fund            common stock    298768102         105      15,500                                 15,500
Federated Enhanced Treasury
  Income Fund                   common stock    314162108       4,169     282,437                                282,437
Aberdeen Israel Fund            common stock    00301L109          38       2,750                                  2,750
First Opportunity Fund          common stock    33587T108       4,696     666,113                                666,113
First Trust/Aberdeen Emerging
  Opportunities Fund            common stock    33731K102          36       1,730                                  1,730
Foxby Corp.                     common stock    351645106         154      97,538                                 97,538
Franklin Universal Trust        common stock    355145103          70       5,000                                  5,000
Gabelli Convertible and Income
  Securities Preferred Series B preferred stock 36240B307          78       3,054                                  3,054
Gabelli Dividend and Income
  Trust                         common stock    36242H104         437      26,666                                 26,666
Gabelli Dividend and Income
  Trust Preferred Series A      preferred stock 36242H203          26       1,000                                  1,000
Gabelli Equity Trust            common stock    362397101          15       2,564                                  2,564
Gabelli Equity Trust Preferred
  Series D                      preferred stock 362397705         222       8,672                                  8,672
GDL Fund                        common stock    361570104         295      24,012                                 24,012
Gabelli Multimedia Trust        common stock    36239Q109         446      61,647                                 61,647
Gabelli Multimedia Trust
  preferred Series B            preferred stock 36239Q307         203       7,934                                  7,934
Gabelli Healthcare and
  Wellness Trust                common stock    36246K103         418      50,222                                 50,222
GDL Fund Preferred Series B     preferred stock 361570302       2,359      46,810                                 46,810
General American Investors      common stock    368802104       1,747      60,250                                 60,250
General American Investors
  Preferred Series B            preferred stock 368802401         195       7,600                                  7,600
Global Income and Currency fund common stock    378968101         461      33,597                                 33,597
Global Income Fund              common stock    37934Y108          66      16,250                                 16,250
Greater China Fund              common stock    39167B102         624      54,262                                 54,262
Guggenheim Enhanced Equity
  Strategy Fund                 common stock    40167K100          52       3,016                                  3,016
Guggenheim Equal Weight
  Enhanced Equity Income        common stock    40167M106          30       1,563                                  1,563
H&Q Healthcare Investors        common stock    404052102         372      22,557                                 22,557
H&Q Life Sciences Investors
  Fund                          common stock    404053100          67       4,853                                  4,853
Helios Strategic Income Fund    common stock    42328A203         152      25,510                                 25,510
Pyxis Credit Strategies Fund    common stock    74734W107           2         300                                    300
Aberdeen Indonesia Fund         common stock    00305P106         549      43,121                                 43,121
CBRE Clarion Global Real
  Estate Income Fund            common stock    12504G100          72       9,000                                  9,000
Japan Equity Fund               common stock    471057109         877     154,610                                154,610
Japan Smaller Capitalization
  Fund                          common stock    47109U104         220      28,143                                 28,143
JF China Region Fund            common stock    46614T107         173      13,567                                 13,567
John Hancock Hedged Equity &
  Income Fund                   common stock    47804L102         346      21,001                                 21,001
JZ Capital Partners             common stock    G5216J134         345      60,000                                 60,000
Korea Fund                      common stock    500634209       1,334      32,900                                 32,900
Aberdeen Latin America Equity
  Fund                          common stock    00306K106           3          88                                     88
Liberty All-Star Equity Fund    common stock    530158104       1,710     346,956                                346,956
Liberty All-Star Growth Fund    common stock    529900102          34       7,757                                  7,757
LMP Real Estate Income Fund     common stock    50208C108          62       6,000                                  6,000
Macquarie Global
  Infrastructure Total Return
  Fund                          common stock    55608D101         488      26,433                                 26,433
Madison Strategic Sector
  Premium Fund                  common stock    558268108          71       6,043                                  6,043
Madison/Claymore Covered Call
  & Equity Strategy Fund        common stock    556582104           8       1,000                                  1,000
Malaysia Fund                   common stock    560905101          21       2,000                                  2,000
Mexico Equity & Income Fund     common stock    592834105         190      16,696                                 16,696
Mexico Fund                     common stock    592835102          82       3,256                                  3,256
MFS Intermarket Income Trust I  common stock    59318R103         422      50,467                                 50,467
Montgomery Street Income
  Securities                    common stock    614115103         715      45,222                                 45,222
Morgan Stanley Asia Pacific
  Fund                          common stock    61744U106         394      26,512                                 26,512
Morgan Stanley China A Share
  Fund                          common stock    617468103         232      11,837                                 11,837
Morgan Stanley Eastern Europe
  Fund                          common stock    616988101          50       3,000                                  3,000
Morgan Stanley Emerging Market
  Debt Fund                     common stock    61744H105         580      53,466                                 53,466
Morgan Stanley Emerging Markets common stock    61744G107          99       6,800                                  6,800
Morgan Stanley Frontier
  Emerging Markets Fund         common stock    61757P101         165      14,504                                 14,504
Morgan Stanley India
  Investment Fund               common stock    61745C105         233      14,100                                 14,100
MS Insured CA Municipal
  Securities                    common stock    46130W105         105       7,192                                  7,192
MVC Capital Corp.               common stock    553829102          44       3,318                                  3,318
NASDAQ Premium Income & Growth
  Fund                          common stock    63110R105          16       1,023                                  1,023
Neuberger Berman Real Estate
  Securities Income Fund        common stock    64190A103         561     131,184                                131,184
New Germany Fund                common stock    644465106         664      44,015                                 44,015
New Ireland Fund                common stock    645673104         148      18,278                                 18,278
Nuveen CA Premium Income
  Municipal Fund Preferred
  Series C                      preferred stock 6706L0300          10       1,000                                  1,000
Nuveen Core Equity Alpha Fund   common stock    67090X107          15       1,113                                  1,113
Nuveen Equity Premium & Growth
  Fund                          common stock    6706EW100          80       6,001                                  6,001
Nuveen GA Dividend Advantage
  Municipal Fund 2 Preferred
  Series C                      preferred stock 67072B107          25       2,500                                  2,500
Nuveen GA Dividend Advantage
  Municipal Fund Preferred
  Series C                      preferred stock 67070T308          20       2,000                                  2,000
Nuveen GA Premium Income
  Municipal Fund Preferred
  Series C                      preferred stock 67060F300          10       1,000                                  1,000
Nuveen Insured Municipal
  Opportunity Fund              common stock    670984103           6         400                                    400
Nuveen MD Premium Income Fund
  Preferred Series C            preferred stock 67061Q404          20       2,000                                  2,000
Nuveen MI Premium Income
  Municipal Fund                common stock    67101Q109         330      22,221                                 22,221
Nuveen MI Quality Income
  Municipal Fund                common stock    670979103          26       1,726                                  1,726
Nuveen Multi-Currency
  Short-Term Government Income
  Fund                          common stock    67090N109       1,848     139,774                                139,774
Nuveen Pfd Income Opp. Fund     common stock    67073B106         151      17,000                                 17,000
Nuveen Credit Strategies Inc.
  Fund                          common stock    67073D102         270      30,067                                 30,067
Nuveen PA Municiple Value Fund  common stock    67074K105          16       1,100                                  1,100
Nuveen Pennsylvania Dividend
  Advantage Fund Preferred
  Series C                      preferred stock 67071W300          10       1,000                                  1,000
Nuveen Tax-Advantaged Dividend
  Growth Fund                   common stock    67073G105          26       1,904                                  1,904
Nuveen Tax-Advantaged Floating
  Rate Fund                     common stock    6706EV102         224      92,336                                 92,336
Nuveen Tax-Advantaged Total
  Return Strategy Fund          common stock    67090H102          33       3,000                                  3,000
Nuveen VA Premium Income
  Municipal Preferred Series C  preferred stock 67064R409          25       2,500                                  2,500
Petroleum & Resources Corp.     common stock    716549100       2,525      97,163                                 97,163
RENN Global Entrepreneurs Fund  common stock    759720105         224     114,638                                114,638
RMR Real Estate Income Fund     common stock    76970B101       2,779     172,580                                172,580
Royce Focus Trust               common stock    78080N108         236      26,352                                 26,352
Royce Focus Trust Preferred
  Series A                      preferred stock 78080N306          26       1,000                                  1,000
Royce Micro-Cap Trust, Inc.     common stock    780915104         706      75,045                                 75,045
Royce Micro-Cap Trust, Inc.
  Preferred Series A            preferred stock 780915302          84       3,300                                  3,300
Royce Value Trust               common stock    780910105       2,072     149,169                                149,169
Royce Value Trust Preferred
  Series B                      preferred stock 780910402         147       5,739                                  5,739
Singapore Fund                  common stock    82929L109          39       3,047                                  3,047
Source Capital                  common stock    836144105         296       5,591                                  5,591
Special Opportunities Fund      common stock    84741T104          32       2,000                                  2,000
Starbucks Corp.                 common stock    855244109          34         600                                    600
Swiss Helvetia Fund             common stock    870875101          93       8,324                                  8,324
Taiwan Fund                     common stock    874036106         118       7,000                                  7,000
Templeton Dragon Fund           common stock    88018T101          45       1,600                                  1,600
The China Fund                  common stock    169373107         233      10,000                                 10,000
The Herzfeld Caribbean Basin
  Fund                          common stock    42804T106       1,818     247,719                                207,030 40,689
Tim Hortons Inc.                common stock    88706M103           1          13                                     13
Tortoise Capital Resources
  Corporation                   common stock    89147N304           4         510                                    510
Tri-Continental Corp.           common stock    895436103       3,977     249,823                                249,823
Tri-Continental Corp. preferred preferred stock 895436202          25         500                                    500
Turkish Investment Fund         common stock    900145103         156      11,400                                 11,400
Tuxis Corporation               common stock    901144105           9       6,900                                  6,900
VelocityShares Daily Inverse
  VIX Short                     common stock    22542D795         614      50,000                                 50,000
Virtus Total Return Fund        common stock    92829A103       3,948   1,038,881                              1,038,881
Western Asset Worldwide Income
  Fund                          common stock    957668106         658      45,421                                 45,421
Western Asset Claymore
  Inflation Linked
  Opportunities Fund            common stock    95766R104         204      15,924                                 15,924
Western Asset Claymore
  Inflation Linked Securities
  Fund                          common stock    95766Q106          38       3,000                                  3,000
Western Asset Emerging Markets
  Debt Fund                     common stock    95766A101       1,628      80,884                                 80,884
Western Asset Inflation
  Management Fund               common stock    95766U107          93       5,261                                  5,261
Zweig Fund                      common stock    989834106         220      68,452                                 68,452
Zweig Total Return Fund         common stock    989837109       1,236     386,365                                386,365
AMERICA MOVIL ADR SERIES L      common stock    02364W105       1,110      44,690                                 44,690
AMERICA MOVIL SAB DE C SER A    common stock    264997909          89      71,200                                 71,200
AMERICA MOVIL SAB DE C SER L    common stock    266747906         260     209,144                                209,144
ATLANTIC TELE NETWORK INC       common stock    049079205         462      12,698                                 12,698
BANCO LATINOAMERICANO COME E    common stock    P16994132         866      41,000                                 41,000
BANCOLOMBIA S.A. SPONS ADR      common stock    05968L102       1,279      19,780                                 19,780
BCB HOLDINGS LTD                common stock    072536907          23      70,348                                 70,348
CARIBBEAN UTILITIES CO LTD A    common stock    G1899E146         120      12,000                                 12,000
CARNIVAL CORP                   common stock    143658300       1,315      41,000                                 41,000
CEMEX SAB CPO                   common stock    240645903          45      58,021                                 58,021
CEMEX SAB SPONS ADR PART CER    common stock    151290889         447      57,656                                 57,656
CHIQUITA BRANDS INTL            common stock    170032809         176      20,000                                 20,000
COCA COLA FEMSA SAB SP ADR      common stock    191241108       2,383      22,500                                 22,500
CONSOLIDATED WATER CO ORD SH    common stock    G23773107         529      66,841                                 66,841
COPA HOLDINGS SA CLASS A        common stock    P31076105       2,257      28,500                                 28,500
DORAL FINANCIAL CORP            common stock    25811P886          18      11,500                                 11,500
FOMENTO ECONOMICO MEX SP ADR    common stock    344419106         494       6,000                                  6,000
FOMENTO ECONOMICO MEXICA UBD    common stock    224205906         155      18,900                                 18,900
FREEPORT MCMORAN COPPER         common stock    35671D857          76       2,000                                  2,000
FRESH DEL MONTE PRODUCE INC     common stock    G36738105         450      19,690                                 19,690
FUEGO ENTERPRISES INC           common stock    35953E102           5     377,100                                377,100
GARMIN LIMITED                  common stock    H2906T109           8         168                                    168
GELTECH SOLUTIONS INC           common stock    368537106          20      25,000                                 25,000
GRUPO AEROPORTUARIO DE SUR B    common stock    263934903           5         700                                    700
GRUPO CASA SABA SA SPON ADR     common stock    40048P104         145      15,273                                 15,273
GRUPO ELEKTRA SA                common stock    296708902         119       1,270                                  1,270
GRUPO MEXICO SA SER B           common stock    264367905          12       3,872                                  3,872
GRUPO RADIO CENTRO SAB SP AD    common stock    40049C102         226      23,666                                 23,666
GRUPO TELEVISA SA SPON ADR      common stock    40049J206         683      32,400                                 32,400
GRUPO TMM SA SP ADR A           common stock    40051D303          25      12,280                                 12,280
HOMEX DEVELOPMENT CORP. ADR     common stock    25030W100          77       4,100                                  4,100
IMPELLAM GROUP PLC              common stock    B2Q2M0909          73      13,000                                 13,000
KIMBERLY CLARK MEXICO CL A      common stock    249191008          41      18,300                                 18,300
LENNAR CORP A                   common stock    526057104       1,019      37,500                                 37,500
MARGO CARIBE INC                common stock    566605101         225      64,239                                 64,239
MARTIN MARIETTA MATERIALS       common stock    573284106         240       2,800                                  2,800
MASTEC INC                      common stock    576323109       1,341      74,132                                 74,132
NORFOLK SOUTHERN CORP           common stock    655844108       1,218      18,500                                 18,500
POPULAR INC                     common stock    733174106         123      60,000                                 60,000
PRICEMART INC                   common stock    741511109         847      12,000                                 12,000
RAILAMERICA INC                 common stock    750753402         644      30,000                                 30,000
ROYAL CARIBBEAN CRUISES LTD     common stock    V7780T103       1,295      44,000                                 44,000
SEABOARD CORP                   common stock    811543107       2,577       1,321                                  1,321
SEACOR HOLDINGS INC             common stock    811904101         192       2,000                                  2,000
SHELLPROOF LTD                  common stock    B2R9C9905           3       4,420                                  4,420
SHELLSHOCK LTD                  common stock    B27W7V903           2       3,250                                  3,250
SPANISH BROADCASTING SYS A      common stock    846425882          54       8,030                                  8,030
STEINER LEISURE LTD             common stock    P8744Y102         709      14,527                                 14,527
TECO ENERGY INC                 common stock    872375100         799      45,500                                 45,500
TEEKAY CORP                     common stock    Y8564W103         348      10,000                                 10,000
TEEKAY LNG PARTNERS LP          common stock    Y8564M105         327       8,361                                  8,361
TRAILER BRIDGE INC              common stock    892782103          15      93,687                                 93,687
ULTRAPETROL (BAHAMAS) LTD       common stock    P94398107          56      28,000                                 28,000
VULCAN MATERIALS                common stock    929160109         231       5,400                                  5,400
WALMART DE MEXICO SER V         common stock    B02YZ0905         302      90,222                                 90,222
WATSCO INC                      common stock    942622200       2,081      28,100                                 28,100
WESTERN UNION CO                common stock    959802109         352      20,000                                 20,000